Intangible assets - Balances (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Total intangible assets
Goodwill		$ 8,895	$ 8,890	$ 9,012
Total intangible assets	[1]	11,953	11,763
Computer software
Total intangible assets
Carrying amount		2,365	2,177	1,916
Computer software | Gross amount
Total intangible assets
Carrying amount		6,395	5,727
Computer software | Accumulated amortisation and impairment
Total intangible assets
Carrying amount		(4,030)	(3,550)
Brand Names
Total intangible assets
Carrying amount		670	670	670
Core deposit intangibles
Total intangible assets
Carrying amount				21
Core deposit intangibles | Gross amount
Total intangible assets
Carrying amount			1,494
Core deposit intangibles | Accumulated amortisation and impairment
Total intangible assets
Carrying amount			(1,494)
Other intangible assets
Total intangible assets
Carrying amount		23	26	33
Other intangible assets | Gross amount
Total intangible assets
Carrying amount		144	391
Other intangible assets | Accumulated amortisation and impairment
Total intangible assets
Carrying amount		(121)	(365)
Parent Entity
Total intangible assets
Goodwill		6,844	6,844	6,844
Total intangible assets	[1]	9,687	9,494
Parent Entity | Computer software
Total intangible assets
Carrying amount		2,207	2,014	1,758
Parent Entity | Computer software | Gross amount
Total intangible assets
Carrying amount		5,464	4,861
Parent Entity | Computer software | Accumulated amortisation and impairment
Total intangible assets
Carrying amount		(3,257)	(2,847)
Parent Entity | Brand Names
Total intangible assets
Carrying amount		$ 636	636	636
Parent Entity | Core deposit intangibles
Total intangible assets
Carrying amount				$ 21
Parent Entity | Core deposit intangibles | Gross amount
Total intangible assets
Carrying amount			1,279
Parent Entity | Core deposit intangibles | Accumulated amortisation and impairment
Total intangible assets
Carrying amount			(1,279)
Parent Entity | Other intangible assets | Gross amount
Total intangible assets
Carrying amount			160
Parent Entity | Other intangible assets | Accumulated amortisation and impairment
Total intangible assets
Carrying amount			$ (160)

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.